UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
April 30, 2007

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 144.8% (92.5% of Total Investments) (2)

	Aerospace & Defense – 2.2% (1.4% of Total Investments)

$2,521	Mid-Western Aircraft Systems Inc., Term Loan B	7.105%	12/31/11	BB+	$2,535,442
2,403	Vought Aircraft Industries, Inc., Term Loan	7.830%	12/22/11	Ba2	2,423,589
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.822%	12/22/10	Ba2	549,545

5,469	Total Aerospace & Defense				5,508,576

	Airlines – 4.1% (2.6% of Total Investments)

2,000	Delta Airlines Inc., Second Lien Term Loan, WI/DD	TBD	TBD	B	2,028,750
2,000	Delta Airlines Inc., Term Loan, WI/DD	TBD	TBD	Ba2	2,010,938
2,000	Northwest Airlines Inc., Term Loan	7.320%	7/19/08	BBB-	2,009,376
4,400	United Air Lines Inc., Delayed Draw, Term Loan	7.375%	2/01/14	B+	4,406,875

10,400	Total Airlines				10,455,939

	Auto Components – 5.7% (3.6% of Total Investments)

4,224	Federal-Mogul Corporation, Term Loan A, (7)	7.570%	2/24/04	N/R	4,209,968
5,551	Federal-Mogul Corporation, Term Loan B, (7)	7.820%	2/24/05	N/R	5,536,271
500	Gen Tek Inc., Term Loan B	7.340%	2/28/11	Ba3	502,031
1,860	Gen Tek Inc., Term Loan B	7.356%	12/28/11	Ba3	1,867,092
2,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.100%	4/30/14	Ba2	2,010,315
1,479	Metalforming Technologies, Inc., Term Loan A, (7) (8)	0.000%	9/30/07	N/R	281,039
575	Metalforming Technologies, Inc., Term Loan B, (PIK), (7) (8)	0.000%	9/30/07	N/R	109,299

16,189	Total Auto Components				14,516,015

	Building Products – 6.3% (4.0% of Total Investments)

884	Atrium Companies Inc., Term Loan	8.518%	5/31/12	B1	880,931
2,000	Building Materials Corporation of America, Second Lien Term Loan	11.125%	9/15/14	B	1,983,333
1,995	Building Materials Corporation of America, Term Loan	8.188%	2/22/14	BB-	1,986,521
2,547	Euramax Holdings Inc., Term Loan B	8.375%	6/29/12	B1	2,546,916
1,950	Nortek, Inc., Term Loan B	7.365%	8/27/11	Ba2	1,958,288
2,448	Stile Acquisition Corporation, Canadian Term Loan	7.350%	4/05/13	BB-	2,399,340
2,452	Stile Acquisition Corporation, Term Loan B	7.350%	4/05/13	BB-	2,403,427
1,990	TFS Acquisition, Term Loan	8.850%	8/11/13	B+	2,004,925

16,266	Total Building Products				16,163,681

	Capital Markets – 0.7% (0.4% of Total Investments)

1,777	Ameritrade Holdings Corporation, Term Loan B	6.820%	12/31/12	Ba1	1,782,834

	Chemicals – 3.8% (2.4% of Total Investments)

1,600	Celanese Holdings, LLC, Term Loan C	7.099%	4/02/14	BB-	1,610,250
400	Celanese Holdings, LLC, Credit Linked Deposit	5.320%	4/02/14	BB-	402,563
2,985	Hexion Specialty Chemicals, Inc., Term Loan C	7.875%	5/05/13	Ba3	3,010,071
762	Huntsman International LLC, Term Loan	7.070%	8/16/12	Ba1	764,565
1,980	ISP Chemco Inc., Term Loan	7.290%	2/16/13	BB-	1,994,319
1,960	Rockwood Specialties Group, Inc., Term Loan E	7.355%	7/30/12	Ba2	1,978,253

9,687	Total Chemicals				9,760,021

	Commercial Services & Supplies – 4.3% (2.7% of Total Investments)

2,370	Acco Brands, Term Loan B	7.110%	8/17/12	Ba1	2,390,739
1,457	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	BB	1,465,497
3,285	Allied Waste North America, Inc., Term Loan B	7.097%	1/15/12	BB	3,303,079
1,000	Rental Services Corporation, Term Loan	8.857%	11/30/13	B-	1,017,000
2,000	Williams Scotsman, Inc., Term Loan B	6.820%	6/28/10	BB	1,999,375
681	Workflow Management, Inc., Term Loan	9.355%	11/30/11	BB-	680,438

10,793	Total Commercial Services & Supplies				10,856,128

	Communications Equipment – 0.6% (0.4% of Total Investments)

427	Valassis Communications, Inc., Delayed Draw, Term Loan, (5) (9)	1.000%	3/02/14	Ba2	(267)
1,573	Valassis Communications, Inc., Term Loan B	7.100%	3/02/14	Ba2	1,576,939

2,000	Total Communications Equipment				1,576,672

	Construction & Engineering – 0.7% (0.4% of Total Investments)

1,687	Maxim Crane Works, Term Loan	7.326%	1/28/10	N/R	1,689,790

	Containers & Packaging – 5.4% (3.4% of Total Investments)

457	Bluegrass Container Company LLC, 1st Lien Term Loan	7.589%	6/30/13	BB-	462,784
1,515	Bluegrass Container Company, LLC, Delayed Draw, Second Lien	10.320%	12/31/13	BB-	1,546,212
485	Bluegrass Container Company, LLC, Delayed Draw, Second Lien	10.320%	12/31/13	B-	494,788
1,528	Bluegrass Container Company, LLC, Term Loan B	7.591%	6/30/13	BB-	1,546,674
7,522	Graham Packaging Company, L.P., Term Loan B	7.625%	2/14/10	B1	7,576,633
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.748%	11/01/11	Ba2	440,446
996	Smurfit-Stone Container Corporation, Term Loan B	7.531%	11/01/11	Ba2	1,004,903
532	Smurfit-Stone Container Corporation, Term Loan C	7.546%	11/01/11	Ba2	536,175
190	Smurfit-Stone Container Corporation, Tranche C-1	7.375%	11/01/11	Ba2	191,773

13,662	Total Containers & Packaging				13,800,388

	Diversified Consumer Services – 0.9% (0.5% of Total Investments)

2,163	West Corporation, Term Loan	7.750%	10/24/13	B+	2,181,266

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

1,500	UPC Financing Partnership, Term Loan K2	7.370%	12/31/13	Ba3	1,503,214

	Diversified Telecommunication Services – 6.1% (3.9% of Total Investments)

2,000	Cequel Communications LLC., Term Loan B	7.349%	11/05/13	B+	2,000,250
2,000	Crown Castle International Corporation, Term Loan	6.893%	1/26/14	BB+	2,006,016
1,965	Intelsat Corporation, Term Loan	7.349%	7/01/13	Ba2	1,981,092
2,000	Intelsat Corporation, Unsecured Term Loan	7.860%	2/01/14	BB	2,009,643
2,267	Level 3 Communications Incorporated, Term Loan	7.605%	3/13/14	B1	2,276,938
5,000	Qwest Corporation, Term Loan B	6.950%	6/30/10	BB	5,151,043
5,000	WCI Capital Corporation, Term Loan B, (7) (8)	0.000%	9/30/07	N/R	200,000

20,232	Total Diversified Telecommunication Services				15,624,982

	Electric Utilities – 2.0% (1.3% of Total Investments)

709	Astoria Generating Company, Term Loan B	7.340%	2/23/13	BB-	714,246
4,444	Calpine Corporation DIP Term Loan	7.590%	3/29/09	N/R	4,472,684
556	Calpine Corporation DIP Revolver, (5) (9)	0.250%	3/29/09	N/R	(8,333)

5,709	Total Electric Utilities				5,178,597

	Electrical Equipment – 1.6% (1.0% of Total Investments)

2,256	Mueller Group, Inc., Term Loan	7.348%	10/03/12	BB-	2,273,770
1,539	Sensus Metering Systems Inc., Term Loan B-1	7.364%	12/17/10	Ba3	1,546,826
167	Sensus Metering Systems Inc., Term Loan B-2	7.361%	12/17/10	Ba3	167,573

3,962	Total Electrical Equipment				3,988,169

	Electronic Equipment & Instruments – 0.8% (0.5% of Total Investments)

1,985	Sensata Technologies B.V., Term Loan	7.105%	4/27/13	BB-	1,986,297

	Energy Equipment & Services – 1.1% (0.7% of Total Investments)

2,885	Dresser-Rand Group, Inc., Term Loan	10.000%	10/31/13	B1	2,900,377

	Food & Staples Retailing – 0.7% (0.5% of Total Investments)

1,851	Jean Coutu Group Inc. Term Loan B	7.875%	7/30/11	BB-	1,855,004

	Food Products – 2.3% (1.5% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	7.356%	4/12/13	Ba3	465,181
1,036	Dole Foods Company Inc., Term Loan B	7.541%	4/12/13	Ba3	1,036,191
3,453	Dole Foods Company Inc., Term Loan C	7.456%	4/12/13	Ba3	3,453,968
862	Michael Foods, Inc., Term Loan B	7.360%	11/21/10	Ba3	865,606

5,816	Total Food Products				5,820,946

	Gas Utilities – 0.8% (0.5% of Total Investments)

2,000	Energy Transfer Partners LP, Term Loan	7.080%	2/08/12	BBB-	2,015,357

	Health Care Providers & Services – 12.0% (7.7% of Total Investments)

5,294	Community Health Systems, Inc., Term Loan	7.100%	8/19/11	BB-	5,313,690
3,292	Davita Inc., Term Loan B	6.842%	10/05/12	Ba1	3,304,886
1,995	HCA, Inc., Term Loan	7.600%	11/17/13	BB	2,018,184
2,000	Health Management Associates, Term Loan	7.100%	2/28/14	Ba2	2,010,208
1,985	HealthSouth Corporation, Term Loan	7.847%	3/10/13	B+	2,001,128
464	IASIS Healthcare, LLC, Delayed Term Loan, WI/DD	TBD	TBD	Ba2	465,571
124	IASIS Healthcare, LLC, Letter of Credit, WI/DD	TBD	TBD	Ba2	124,152
1,357	IASIS Healthcare, LLC, Term Loan, WI/DD	TBD	TBD	Ba2	1,362,571
3,940	LifeCare Holdings Inc., Term Loan B	7.600%	8/01/12	B1	3,913,405
2,152	Psychiatric Solutions Inc., Term Loan B	7.092%	12/01/12	Ba3	2,158,934
2,940	Select Medical Corporation, Term Loan	7.349%	2/24/12	Ba2	2,935,156
4,896	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.600%	9/23/11	Ba3	4,933,652

30,439	Total Health Care Providers & Services				30,541,537

	Hotels, Restaurants & Leisure – 12.7% (8.3% of Total Investments)

4,950	24 Hour Fitness Worldwide, Inc., Term Loan B	7.850%	7/01/09	Ba3	4,984,031
1,788	Ameristar Casinos, Inc., Term Loan B	6.820%	11/10/12	BB+	1,789,495
778	CBRL Group, Inc., Term Loan B-1	6.860%	4/27/13	BB	779,791
122	CBRL Group, Inc., Term Loan B-2, Delayed Draw, (5) (9)	0.750%	4/27/13	BB	(51)
3,930	CCM Merger, Inc., Term Loan B	7.350%	7/13/12	Ba3	3,952,130
1,985	Cedar Fair LP, Term Loan	7.320%	8/30/12	BB-	2,006,091
2,836	Intrawest Corporation, Term Loan	9.250%	12/31/07	N/R	2,843,018
1,955	Isle of Capri Casinos, Inc., Term Loan	7.070%	2/04/11	Ba1	1,970,151
3,940	Penn National Gaming, Inc., Term Loan B	7.114%	10/03/12	BB	3,972,013
2,000	Pinnacle Entertainment Inc., Term Loan	7.320%	12/14/11	BB-	2,017,708
1,000	Quiznos Sub, Term Loan C	11.100%	11/05/13	N/R	1,018,542
130	Seminole Gaming, Term B-1 Delayed Draw, (5)	2.844%	3/05/14	BBB-	32,470
437	Seminole Gaming, Term B-2 Delayed Draw	6.875%	3/05/14	BBB-	437,520
433	Seminole Gaming, Term B-3 Delayed Draw	6.875%	3/05/14	BBB-	433,469
2,719	Travelport, Term Loan	7.850%	8/23/13	Ba3	2,745,551
268	Travelport, Letter of Credit	7.850%	8/23/13	Ba3	270,312
427	Venetian Casino Resort, LLC Term Loan B	7.090%	6/15/11	BB-	429,528
2,073	Venetian Casino Resort, LLC, Term Loan	7.090%	6/15/11	BB-	2,083,213
998	Worldspan LP, Term Loan	8.600%	12/07/13	Ba3	1,002,612

32,769	Total Hotels, Restaurants & Leisure				32,767,594

	Household Durables – 2.1% (1.4% of Total Investments)

4,478	Shea Homes Inc., Term Loan	7.320%	10/27/11	N/R	4,432,725
1,006	William Carter Company, Term Loan B	6.846%	7/14/12	BB	1,006,420

5,484	Total Household Durables				5,439,145

	Household Products – 2.3% (1.5% of Total Investments)

1,901	Prestige Brands, Inc., Term Loan B	7.634%	4/06/11	Ba3	1,912,442
3,979	Solo Cup Company, Term Loan	8.847%	2/27/11	B1	4,047,262

5,880	Total Household Products				5,959,704

	Independent Power Producers & Energy Traders – 0.4% (0.3% of Total Investments)

671	Covanta Energy Corporation, Term Loan B	6.875%	2/09/14	Ba2	672,363
329	Covanta Energy Corporation, Letter of Credit	6.775%	2/09/14	Ba2	329,517

1,000	Total Independent Power Producers & Energy Traders				1,001,880

	Insurance – 2.4% (1.5% of Total Investments)

5,963	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	5,998,046

	Internet Software & Services – 1.2% (0.8% of Total Investments)

2,992	Riverdeep Interactive Learning Ltd., Term Loan	8.100%	12/20/13	B1	3,015,693

	IT Services – 3.2% (2.0% of Total Investments)

2,985	Dealer Computer Service, Term Loan	7.350%	10/26/12	Ba2	3,001,791
5,131	SunGard Data Systems Inc., Term Loan B	7.360%	2/28/14	Ba3	5,181,547

8,116	Total IT Services				8,183,338

	Leisure Equipment & Products – 1.1% (0.7% of Total Investments)

2,734	Bombardier Recreational Products, Term Loan	7.860%	6/28/13	BB	2,755,539

	Machinery – 3.5% (2.2% of Total Investments)

3,178	Navistar International, Term Loan	8.610%	1/31/12	BB-	3,226,105
1,156	Navistar International Synthetic Letter of Credit	8.208%	1/19/12	BB-	1,173,129
1,995	Oshkosh Truck Corporation, Term Loan	7.100%	12/06/13	BB	2,003,417
557	Rexnord Corporation, Incremental Term Loan	7.580%	7/19/13	Ba2	561,835
1,934	Rexnord Corporation, Term Loan	7.858%	7/19/13	Ba2	1,951,051

8,820	Total Machinery				8,915,537

	Media – 22.6% (14.6% of Total Investments)

4,500	American Media Operations, Inc., Term Loan C	8.450%	1/30/13	B1	4,532,814
1,111	Blockbuster, Inc., Term Loan A	8.377%	8/20/09	B1	1,115,601
1,663	Blockbuster, Inc., Term Loan B	8.631%	8/20/11	B1	1,683,146
1,965	Cablevision Systems Corporation, Incremental Term Loan	7.084%	3/29/13	BB	1,974,245
1,985	Carmike Cinemas Inc., Term Loan	8.590%	5/19/12	B1	2,008,394
1,000	Charter Communications Operating, LLC, Term Loan A	7.850%	9/06/14	B1	1,002,084
1,000	Charter Communications Operating, LLC, Term Loan	7.350%	9/06/14	B1	999,766
3,437	Dex Media West, LLC, Term Loan B	6.852%	3/09/10	Ba1	3,443,507
2,993	Idearc Inc., Term Loan	7.350%	11/17/14	BB+	3,015,800
2,963	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.600%	4/08/12	B+	2,969,257
4,975	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	5,024,233
1,912	Philadelphia Newspapers, Term Loan	8.100%	6/29/13	N/R	1,923,841
5,910	Primedia Inc., Term Loan	7.570%	9/30/13	B	5,914,001
2,282	R. H. Donnelley Inc., Term Loan D-2	6.851%	6/30/11	Ba1	2,286,164
4,586	Regal Cinemas Corporation, Term Loan	7.100%	10/27/13	Ba2	4,606,240
1,567	Sun Media Corporation, Term Loan B	7.105%	2/07/09	Baa3	1,571,582
483	Univision Communications, Delayed Draw, Term Loan, (5) (9)	1.000%	9/29/14	Ba3	(371)
2,000	Univision Communications, Second Lien Term Loan	7.820%	3/29/09	B3	2,002,083
7,517	Univision Communications, Term Loan	7.605%	9/15/14	Ba3	7,511,013
1,500	UPC Broadband Holding BV, Term Loan J2	7.370%	3/29/13	Ba3	1,503,214
2,900	WMG Acquisition Corp., Term Loan	7.359%	2/28/11	Ba2	2,915,134

58,249	Total Media				58,001,748

	Metals & Mining – 3.7% (2.4% of Total Investments)

1,995	Aleris International, Term Loan	7.375%	12/19/11	B+	2,002,065
1,876	Amsted Industries Incorporated, Delayed Draw, Term Loan	7.350%	4/05/11	BB-	1,880,759
2,582	Amsted Industries Incorporated, Term Loan B	7.350%	4/05/13	BB-	2,591,270
1,035	Freeport McMoran Copper and Gold, Term Loan	7.070%	3/19/14	Baa3	1,039,452
1,979	John Maneely Company, Term Loan	8.611%	12/08/11	B+	1,985,622

9,467	Total Metals & Mining				9,499,168

	Multi-Utilities – 1.6% (1.0% of Total Investments)

2,860	NRG Energy Inc., Term Loan	7.350%	2/01/13	Ba1	2,885,472
1,183	NRG Energy Inc., Credit-Linked Deposit	7.350%	2/01/13	Ba1	1,192,754

4,043	Total Multi-Utilities				4,078,226

	Oil, Gas & Consumable Fuels – 3.5% (2.2% of Total Investments)

301	Coffeyville Resources LLC, Letter of Credit	8.249%	5/10/10	B+	304,981
1,549	Coffeyville Resources LLC., Term Loan	8.350%	12/28/13	B+	1,570,507
1,000	El Paso Corporation, Letter of Credit	7.320%	7/31/11	Ba1	1,006,094
774	Targa Resources Inc., Synthetic Letter of Credit	7.475%	10/31/12	B+	780,423
3,177	Targa Resources Inc., Term Loan B	7.356%	10/31/12	B+	3,202,988
2,000	Venoco Inc, Term Loan	9.875%	3/30/11	B-	2,021,250

8,801	Total Oil, Gas & Consumable Fuels				8,886,243

	Paper & Forest Products – 3.4% (2.2% of Total Investments)

1,013	Boise Cascade Corporation, Term Loan D	7.070%	3/29/11	BB	1,017,632
1,555	Georgia-Pacific Corporation, Term Loan B-2	7.090%	12/20/12	Ba2	1,564,448
3,950	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	3,973,961
2,086	NewPage Corporation, Term Loan B	7.625%	5/02/11	Ba2	2,106,726

8,604	Total Paper & Forest Products				8,662,767

	Pharmaceuticals – 1.2% (0.8% of Total Investments)

865	Stiefel Laboratories Inc, Delayed Draw, Term Loan	7.605%	12/28/13	Ba3	873,253
1,000	Stiefel Laboratories Inc, Second Lien Term Loan	10.355%	6/15/13	B-	1,023,750
1,130	Stiefel Laboratories Inc, Term Loan	7.605%	12/28/13	Ba3	1,141,697

2,995	Total Pharmaceuticals				3,038,700

	Real Estate Investment Trust – 1.6% (1.0% of Total Investments)

3,990	Landsource Community Development, Term Loan	8.070%	2/27/13	BB+	4,018,991

	Real Estate Management & Development – 2.9% (1.8% of Total Investments)

3,721	Capital Automotive LP., Term Loan	7.070%	12/16/10	BB+	3,757,628
3,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	3,524,374

7,221	Total Real Estate Management & Development				7,282,002

	Semiconductors & Equipment – 1.3% (0.8% of Total Investments)

1,358	Advanced Micro Devices, Term Loan B	7.340%	12/31/13	BB-	1,361,961
1,995	Freescale Semiconductor, Term Loan	7.110%	3/30/14	Baa3	2,000,663

3,353	Total Semiconductors & Equipment				3,362,624

	Specialty Retail – 8.0% (5.1% of Total Investments)

983	Burlington Coat Factory Warehouse Corporation, Term Loan	7.610%	5/28/11	B	978,386
995	CSK Automotive Corporation, Term Loan	8.353%	6/30/12	Ba3	1,010,553
3,897	Michaels Stores Inc., Term Loan	8.125%	10/31/13	B2	3,932,605
1,318	Micro Warehouse, Inc., Term Loan B, (7) (8) (10)	0.000%	1/30/07	N/R	39,534
3,979	Norwood Promotional Products, Term Loan A	11.625%	8/16/09	N/R	4,128,514
5,993	Norwood Promotional Products, Term Loan B	6.000%	8/16/11	N/R	5,363,806
995	Sally Beauty, Term Loan	7.860%	11/16/13	BB-	1,004,052
4,000	TRU 2005 RE Holding Co. I, Inc., Term Loan	8.320%	12/09/08	B3	4,036,876

22,160	Total Specialty Retail				20,494,326

	Textiles Apparel & Luxury Goods – 1.8% (1.1% of Total Investments)

4,530	Visant Holding Corporation, Term Loan C	7.330%	7/29/10	B+	4,557,908

	Trading Companies & Distributors – 1.6% (1.0% of Total Investments)

2,000	Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB	2,000,000
393	Brenntag Holdings, Acquisition Facility	7.887%	1/20/14	B1	395,182
1,607	Brenntag Holdings, Term Loan B2	7.887%	1/20/14	B1	1,626,108

4,000	Total Trading Companies & Distributors				4,021,290

$377,643	Total Variable Rate Senior Loan Interests (cost $374,487,916)				369,646,259

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds – 9.1% (5.8% of Total Investments)

	Electronic Equipment & Instruments – 2.0% (1.3% of Total Investments)

$5,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR, 144A	8.105%	10/15/13	BB+	$5,187,500

	Hotels, Restaurants & Leisure – 1.0% (0.6% of Total Investments)

2,400	Park Place Entertainment	8.875%	9/15/08	Ba1	2,499,000

	Media – 1.8% (1.2% of Total Investments)

2,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, Series B 144A	9.860%	4/01/09	B+	2,130,000
2,500	Primedia Inc., Floating Rate Note, 5.375% plus three-month LIBOR, 144A	10.730%	5/15/10	B	2,590,625

4,500	Total Media				4,720,625

	Paper & Forest Products – 0.8% (0.5% of Total Investments)

2,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR, 144A	9.105%	8/01/14	B	2,070,000

	Semiconductors & Equipment – 0.2% (0.1% of Total Investments)

500	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.855%	6/01/13	B	525,000

	Textiles Apparel & Luxury Goods – 0.8% (0.5% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR, 144A	8.735%	12/15/14	B2	2,065,000

	Wireless Telecommunication Services – 2.5% (1.6% of Total Investments)

6,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.605%	10/15/12	Caa1	6,210,000

$22,400	Total Corporate Bonds (cost $22,281,573)				23,277,125

Shares	Description (1)	Value

	Common Stocks – 0.7% (0.4% of Total Investments)

	Auto Components – 0.0% (0.0% of Total Investments)

511	Gen Tek Inc.,	$16,740
279,642	Metalforming Technologies Inc., (7) (8) (10)	–

	Total Auto Components	16,740

	Building Products – 0.7% (0.4% of Total Investments)

34,834	Armstrong World Industries Inc.,	1,776,545

	Total Common Stocks (cost $1,393,369)	1,793,285

Shares	Description (1)	Value

	Warrants – 0.1% (0.0% of Total Investments)

545	Gen Tek Inc., Warrant	$25,750
268	Gen Tek Inc., Warrant	11,859
5,672	Reliant Energy Inc.	91,886

	Total Warrants (cost $40,254)	129,495

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 2.0% (1.3% of Total Investments)

$5,213	Repurchase Agreement with Fixed Income Clearing	4.900%	5/01/07	$5,213,359
	Corporation, dated 4/30/07, repurchase price $5,214,069,
	collateralized by $3,915,000, U.S. Treasury Bonds,
	8.000%, due 11/15/21, value $5,324,400

	Total Short-Term Investments (cost $5,213,359)			5,213,359

	Total Investments (cost $403,416,471) – 156.7%			400,059,523

	Borrowings Payable – (40.4)% (6)			(103,000,000)

	Other Assets Less Liabilities – 1.7%			4,164,976

	Preferred Shares, at Liquidation Value – (18.0)%			(46,000,000)

	Net Assets Applicable to Common Shares – 100%			$255,224,499

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at April 30, 2007. At April 30, 2007, the Fund had unfunded Senior Loan commitments of $1,684,679.

(6)	Borrowings Payable as a percentage of total investments is (25.7)%.

(7)	At or subsequent to April 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(8)	Non-income producing. Non-income producing, in the case of a loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2007.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions.
At April 30, 2007, the cost of investments was $403,416,471.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$5,308,617
Depreciation	(8,665,565)

Net unrealized appreciation (depreciation) of investments	$(3,356,948)

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Certification

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Senior Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2007

*	Print the name and title of each signing officer under his or her signature.